Summary of Material Accounting Policies - Schedule of Consolidated Financial Statements (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
The News Lens Co., Ltd. (“TNL TW”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	The News Lens Co., Ltd. (“TNL TW”)
Main business	Digital advertising, SAAS technology, artificial intelligence technology, data analysis, member management content service platform and audio-visual program production
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
Inside Co., Ltd. (“Inside”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Inside Co., Ltd. (“Inside”)
Main business	Digital advertising, display network and content service platform
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
The News Lens Hong Kong Ltd. (“TNL HK”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	The News Lens Hong Kong Ltd. (“TNL HK”)
Main business	Digital advertising and content service platform
Location	Hong Kong
Percentage of Ownership (%) December 31,	100.00%	100.00%
TNLMG (“TNL MG”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	TNLMG (“TNL MG”)
Main business	Special purpose entity for merger
Location	Cayman
Percentage of Ownership (%) December 31,
Bule Ocean Acquisition Corp (Blue Ocean) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Bule Ocean Acquisition Corp (Blue Ocean)
Main business	Special purpose entity for merger
Location	America
Percentage of Ownership (%) December 31,		100.00%
TNL Mediagene Inc. (formerly known as TNL Mediagene Japan Inc.) (“MG”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	TNL Mediagene Inc. (formerly known as TNL Mediagene Japan Inc.) (“MG”)
Main business	Holding Company
Location	Japan
Percentage of Ownership (%) December 31,	100.00%	100.00%
Green Quest Holding Inc. (“Green Quest”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Green Quest Holding Inc. (“Green Quest”)
Main business	Holding Company
Location	Cayman
Percentage of Ownership (%) December 31,	100.00%	100.00%
Neptune Internet Media Technology Co., Ltd. (“SV”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Neptune Internet Media Technology Co., Ltd. (“SV”)
Main business	Ticket service, e-commerce and shopping guide, digital advertising and content service platform
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
Easy Key 2 Asia Co., Ltd. (“EK2A”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Easy Key 2 Asia Co., Ltd. (“EK2A”)
Main business	Market survey and marketing strategy consultant
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
AD2iction Co., Ltd. (“AD2”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	AD2iction Co., Ltd. (“AD2”)
Main business	Digital interactive advertising, advertising technology services and web platform technology
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
S.C. Integrated Marketing Communication Co., Ltd. (“SC”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	S.C. Integrated Marketing Communication Co., Ltd. (“SC”)
Main business	Planning and execution services for Integrated marketing solutions
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
STAR Communication Consultant Co., Ltd. (“ST”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	STAR Communication Consultant Co., Ltd. (“ST”)
Main business	Planning and execution services for Integrated marketing solutions
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
DaEx Intelligent Co., Inc. (“DaEx”)[Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	DaEx Intelligent Co., Inc. (“DaEx”)
Main business	Artificial intelligence technology and customer data platform service
Location	Taiwan
Percentage of Ownership (%) December 31,	97.89%	97.89%
Polydice Inc. (“POLYDICE”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Polydice Inc. (“POLYDICE”)
Main business	E-commerce and digital advertising
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%
Mediagene Inc. 株式会社メディアジーン(“Mediagene”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Mediagene Inc. 株式会社メディアジーン(“Mediagene”)
Main business	Media consulting business, E-commerce and digital advertising
Location	Japan
Percentage of Ownership (%) December 31,	100.00%	100.00%
INFOBAHN Inc. 株式会社インフォバーン (“INFOBAHN”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	INFOBAHN Inc. 株式会社インフォバーン (“INFOBAHN”)
Main business	Media consulting business
Location	Japan
Percentage of Ownership (%) December 31,	100.00%	100.00%
Dragon Marketing Inc. (“Dragon Marketing”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Name of investee	Dragon Marketing Inc. (“Dragon Marketing”)
Main business	Search engine optimization and social media marketing
Location	Taiwan
Percentage of Ownership (%) December 31,	100.00%	100.00%